Taxes	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxes

5. Taxes

a) Income tax reconciliation

The reconciliation of the taxes calculated according to the nominal tax rates and the amount of taxes recorded is shown below:

Year ended December 31,	Notes	2025	2024	2023
Income before income taxes		4,653	6,696	11,151
Income taxes at statutory rate (34%)		(1,582)	(2,277)	(3,791)
Adjustments that affect the taxes basis:
(Write-off) recognition of deferred tax assets on tax losses and other natures (i)		(2,832)	490	294
Tax incentives		1,070	666	1,071
Interest on capital		1,022	762	789
Effects on tax computation of foreign operations		(283)	(406)	(102)
Deduction of CSLL in Brazil	5(d)	128	–	–
Provision related to Samarco	26(a)	(125)	(361)	(404)
Tax effects arising from divestments and acquisitions, net		(122)	651	–
Equity results		123	103	88
Reversal of deferred income tax related to Renova Foundation		–	–	(1,078)
Other		(69)	(349)	87
Income taxes		(2,670)	(721)	(3,046)
Current tax		76	(2,008)	(1,375)
Deferred tax		(2,746)	1,287	(1,671)
Income taxes		(2,670)	(721)	(3,046)

(i) For the year ended December 31, 2025, the balance substantially relates to the write-off of deferred tax assets on tax loss carryforwards resulting from the update of the estimated future taxable profits in subsidiaries in Canada and Switzerland, mainly due to changes in long-term assumptions. Consequently, there is a tax loss carryforward balance amounting to U$$6,352 (2024: US$4,002), related to Vale S.A.’s subsidiaries, for which no deferred tax asset has been recognized as of December 31, 2025.

b) Deferred income tax assets and liabilities

Tax loss carryforward does not expire in the Brazilian jurisdiction and their compensation is limited to 30% of the taxable income for the year.

	Deferred tax assets		Deferred tax liabilities
December 31,	2025	2024	2025	2024
Taxes losses carryforward	3,617	5,516	–	–
Temporary differences:
Asset retirement obligations and other liabilities	2,862	2,829	(633)	(509)
Fair value of financial instruments	645	932	–	–
Employee post-retirement obligation	396	368	–	–
Provision for litigation	333	327	–	–
Fair value of property, plant and equipment and intangibles in business combination	–	–	(930)	(1,695)
Goodwill amortization	–	–	(527)	(462)
Other	448	494	–	–
	8,301	10,466	(2,090)	(2,666)

Financial position
Assets	6,318	8,244	–	–
Liabilities	–	–	(107)	(445)

The following table shows the changes in deferred tax assets and liability:

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2023	9,565	870	8,695
Taxes losses carryforward	937	–	937
Provision for asset retirement obligations and other liabilities	(361)	18	(379)
Fair value of financial instruments	393	–	393
Fair value of intangibles and property, plant and equipment in business combination	–	(397)	397
Others	(61)	–	(61)
Effect in income statement	908	(379)	1,287
Employee post-retirement obligation	(20)	26	(46)
Fair value of financial instruments	(1)	–	(1)
Other comprehensive income	(21)	26	(47)
Transfer between assets and liabilities	(250)	(250)	–
Translation adjustment	(1,953)	(130)	(1,823)
Incorporations, acquisitions and divestments	(5)	308	(313)
Balance as of December 31, 2024	8,244	445	7,799
Taxes losses carryforward	(2,484)	–	(2,484)
Provision for asset retirement obligations and other liabilities	(281)	77	(358)
Fair value of financial instruments	(387)	–	(387)
Fair value of intangibles and property, plant and equipment in business combination	–	(608)	608
Others	(116)	10	(126)
Effect in income statement	(3,268)	(521)	(2,747)
Employee post-retirement obligation	7	9	(2)
Other comprehensive income	7	9	(2)
Transfer between assets and liabilities	430	430	–
Translation adjustment	914	60	854
Incorporations, acquisitions and divestments	(9)	(316)	307
Balance as of December 31, 2025	6,318	107	6,211

c) Tax incentives

In Brazil, the Company has tax incentives to partially reduce the income tax generated by the operations conducted in the north region that includes iron ore and copper (“Tax Incentives”). The incentive is calculated based on the taxable income of the incentivized activity (tax operating income) and considers the allocation of operating profit according to the levels of incentivized production during the periods defined as eligible for each product, usually 10 years. In addition to these incentives, part of the income tax payable can be reinvested in the acquisition of new machinery and equipment, subject to subsequent approval by the Superintendência de Desenvolvimento da Amazônia (“SUDAM”).

As determined by the Brazilian law and Resolution of the SUDAM Deliberative Council No. 136, which requires the reinvestment to be capitalized, the tax savings obtained due to these incentives must be recorded in the retained earnings reserve in equity and cannot be distributed as dividends to shareholders. The impact of the Tax Incentives on the effective tax rate on income is presented as “tax incentives” in item (a) of this note.

The Lei Complementar No. 224 (“LC 224”), enacted in December 2025 and effective from 2026, establishes a linear 10% reduction in federal tax incentives and benefits. The Tax Incentives currently granted to the Company, which expire between 2028 and 2035, will not be affected by LC 224. As their expiration dates approach, Vale assesses and undertakes the necessary procedures to obtain new qualification and approval. If successful with the competent authorities, the new incentives will be granted with the aforementioned 10% reduction. Consequently, the income tax reduction will decrease from the current 75.0% to 67.5%, reflecting the adjustments introduced by LC 224 in relation to newly granted incentives.

d) Uncertain tax positions (“UTP”)

The Company is engaged in administrative and judicial discussions with tax authorities in Brazil in relation to certain tax positions adopted by the Company for calculating income tax and social contribution on net income. The final determination is uncertain and depends on factors not controlled by the Company, such as changes in case law and changes in tax laws and regulations. The tax positions adopted by Vale are supported by legal advisors and the Company is subject to the assessment of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

The amount under discussion with the tax authorities is US$8,858 as of December 31, 2025 (December 31, 2024: US$7,275), which includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL by US$1,658 as of December 31, 2025 (December 31, 2024: US$1,336), if the tax authority does not accept the tax treatment adopted by the Company in relation to these matters.

	December 31, 2025			December 31, 2024
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	4,819	1,808	6,627	3,893	1,608	5,501
Expenses of interest on capital	1,311	–	1,311	1,402	–	1,402
Proceeding related to income tax paid abroad	517	–	517	427	–	427
Goodwill amortization	1,008	77	1,085	807	62	869
Payments to Renova Foundation (iii)	733	277	1,010	327	351	678
Other	470	–	470	419	–	419
	8,858	2,162	11,020	7,275	2,021	9,296

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil (iv)	–	–	–	154	–	154
	–	–	–	154	–	154

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL, with fines and interest.

(ii) Includes the principal, without fines and interest.

(iii) In October 2025, the Company received a tax assessment notice related to the 2020 fiscal year, in the amount of US$334.

(iv) Based on an administrative decision issued by the Brazilian Administrative Council of Tax Appeals (CARF) in July 2025, the amount was partially settled (US$56), while the remaining balance (US$128) was reversed from liabilities, impacting the “income taxes” line in the consolidated income statement for the year ended December 31, 2025.

Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance. The main discussions are described below.

Transfer pricing calculation over the exportation of ores to a foreign subsidiary - The Company was assessed for the IRPJ and CSLL, for the years of 2015 and 2020 as the tax agent has disregarded the intermediation costs and other adjustments used in the calculation of the transfer pricing over the exportation of iron ore, pellets, manganese, and copper to its foreign controlled company. The Company is challenging these assessments at the administrative level and a decision is pending.

The total amount in dispute is US$3,684 as of December 31, 2025 (2024: US$2,979), excluding the corresponding tax impact with fines and interests of US$1,135 as of December 31, 2025 (2024: US$914), totaling US$4,819 (2024: US$3,893). The amount involved for the period, which are not in dispute, is US$1,808 as of December 31, 2025 (2024: US$1,608). The Company considers the tax treatment adopted as appropriate and is discussing the charges at the administrative level.

Expenses of interest on equity capital (“JCP”) - Vale received assessments for the collection of IRPJ, CSLL and fines, on the grounds that the deduction of JCP was improper, referring to the base years of 2017 and 2018, due to failure to comply with the accrual basis and absence of individualized accounting credit per shareholder. The amount under discussion is US$997 as of December 31, 2025 (2024: US$1,149), excluding the corresponding tax impact with fines and interests of US$314 as of December 31, 2025 (2024: US$253), totaling US$1,311 (2024: US$1,402). The Company presented administrative defenses for these assessments.

In December 2025, Vale obtained a favorable first-instance judicial decision regarding the tax assessment for the 2018 base year, applying the interpretation established by the Brazilian Superior Court of Justice (STJ) under Theme No. 1,319. As a result, the estimated loss related to this tax assessment was partially reclassified to a remote loss prognosis.

Offset of the income tax paid abroad - Vale received a tax assessment for the collection of US$517 (2024: US$427) due to the disregard of taxes paid abroad that were offset by the IRPJ debt in 2016. Tax authorities allege the Company has failed to comply with the applicable rules relating to the offset, in Brazil, of income taxes paid abroad. The Company had filed an administrative appeal and obtained a favorable decision at the Administrative Council of Tax Appeals (CARF). The Federal Government filed an appeal, which is pending judgment.

Goodwill amortization - The Company received tax assessments for the collection of IRPJ and CSLL for the periods between 2013 and 2021, due to the disregard of the deduction of goodwill amortization expenses recorded in the acquisition of controlled companies, after its merger by the Company.

The Company is discussing the charges at the administrative level and the amount under discussion is US$864 as of December 31, 2025 (2024: US$692), excluding the corresponding tax impact with fines and interests of US$144 as of December 31, 2025 (2024: US$115), totaling US$1,008 (2024: US$807). The amount involved for the period, which are not in dispute, is US$77 (2024: US$62).

Payments to Renova Foundation - The Company deducted payments made to Renova Foundation arising from the obligation entered into the Transaction and Conduct Adjustment Agreement (“TTAC”). Vale understands that the deduction of such expenses is adequate, since its liability is objective, arising from the obligation arising from the TTAC and its status as a shareholder of Samarco and as a sponsor of Renova Foundation.

The mentioned payments were deducted until April 2023 when Vale entered into a binding agreement jointly with BHPB, Samarco, and certain creditors of Samarco, establishing the parameters for the restructuring of Samarco's debt. This restructuring was implemented through a consensual reorganization plan, which was approved by the Judicial Recovery Court in September 2023. According to the agreement, contributions made by Vale to the Renova Foundation from May 2023 onward will be converted into capital contributions to Samarco and, therefore, will no longer be deductible. Further details on Samarco's judicial recovery are provided in note 26 of these financial statements.

The Company received tax assessment notices for the periods 2016, 2018, 2019 and 2020, for the collection of IRPJ and CSLL on the grounds that expenses incurred with Renova Foundation were unduly deducted for allegedly not being considered necessary. The total amount assessed is US$674 for the year ended December 31, 2025 (2024: US$280), excluding the corresponding tax impact with fines and interests of US$59 as of December 31, 2025 (2024: US$47), totaling US$733 (2024: US$327). The amount involved for the period, which are not in dispute, is US$277 (2024: US$351). The Company is discussing the charges at the administrative level.

e) Recoverable and payable taxes and settlement programs (REFIS)

The Company considered the effects arising from Lei Complementar Nº 214, which regulated the value added taxes reform (note 5g), in its assessment of the recoverability of taxes recoverable.

	Current assets		Non-current assets		Current liabilities		Non-current liabilities
December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Value-added tax ("ICMS")	311	260	19	3	52	34	–	–
Brazilian federal contributions ("PIS" and "COFINS")	208	266	1,293	975	2	12	–	–
Income taxes	973	564	462	319	351	317	–	–
Financial compensation for the exploration of mineral resources ("CFEM")	–	–	–	–	77	63	–	–
Other	13	10	2	–	205	148	–	–
Total taxes payable and recoverable	1,505	1,100	1,776	1,297	687	574	–	–

REFIS liabilities (i)	–	–	–	–	423	353	784	1,007
Total REFIS liabilities	–	–	–	–	423	353	784	1,007

(i) The balance mainly relates to the settlement programs of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and associates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 18). SELIC rate at the end of the fiscal year ended December 31, 2025, is 15.00% (2024: 12.25%).

f) Global minimum tax (Pilar II)

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) issued the Pillar II model rules to reform international corporate taxation. Multinational economic groups within the scope of these rules are required to calculate their effective tax rate in each country in which they operate, the GloBE effective tax rate.

When the GloBE effective tax rate of any jurisdiction in which the group operates, based on the aggregated view of the entities located in that jurisdiction, is lower than the minimum rate defined at 15%, the multinational group must pay a top-up tax corresponding to the difference between its GloBE effective tax rate and the minimum rate.

The Company is subject to the OECD Pillar II model rules in several jurisdictions, including Brazil, Canada and Switzerland, among others.

There were no material impacts arising from Pillar II on income tax expense for the year ended December 31, 2025. The Company applied the exception to the recognition and disclosure of information on deferred tax assets and liabilities arising from tax law for the implementation of the OECD Pillar II model rules, according to IAS 12 – Income Taxes.

g) Value added taxes reform

In 2025, a value added taxes reform was enacted through the Lei Complementar Nº 214 ("Reform"), providing the replacement of taxes such as PIS, COFINS, ICMS, ISS and IPI by the CBS and IBS, as well as the creation of the IS (Imposto Seletivo), which applies to certain economic sectors, including the mining sector.

The transition period to the new taxation methodology will take place between 2026 and 2032, with no incidence of the new taxes implemented by the Reform in the first year of transition. The Company is in the process of assessing the impacts arising from the Reform, which will be concluded in 2026.

Accounting policy

For the Vale S.A.’s subsidiaries that operate in jurisdictions where the tax rate is lower than the tax rate applicable in Brazil, the Brazilian corporate tax law requires Vale S.A. to pay in Brazil the income tax related with the referred rate differential. Therefore, the income tax charge is computed in the consolidated financial statements using the tax rate enacted at the end of the reporting period in Brazil.

Management regularly assesses positions taken in tax returns concerning situations where applicable tax regulations are subject to interpretation. Provisions are established, as needed, based on expected amounts payable to tax authorities. Liabilities related to uncertain tax positions are recorded only when it is deemed, with a more-likely-than-not probability, that these positions will withstand challenges, if any, from taxing authorities, based on input from internal and external legal advisors.

Deferred income taxes are recognized for temporary differences between the carrying amount and the tax basis of assets and liabilities, as well as tax losses carryforwards. However, deferred tax liabilities arising from the initial recognition of goodwill are not recognized. Additionally, deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss) and does not give rise to equal taxable and deductible temporary differences. Offset of deferred tax assets and liabilities occurs when there is a legally enforceable right to offset current tax assets and liabilities, and when the deferred tax balances pertain to the same taxation authority.

Deferred tax assets resulting from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which these differences and/or tax losses can be utilized. The Company evaluates annually the recoverability of these deferred tax assets through the revision of the future taxable profit estimates.

Current and deferred tax is recognized in profit or loss unless it relates to items recognized in other comprehensive income or directly in equity. In such cases, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Critical accounting estimates and judgments

Deferred income tax - Significant judgements, estimates and assumptions are required to determine the amount of deferred tax assets that are recognized based on the likely timing and future taxable profits. Deferred tax assets arising from tax losses carryforward and temporary differences are recognized considering assumptions and projected cash flows. Deferred tax assets may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

Uncertain tax positions - The Company applies significant judgement to assess the probability that the adopted treatment will be accepted by the tax authorities and in measuring the amount of the related tax uncertainty, including the estimations of tax effects arising from the reduction of tax losses and negative basis of the CSLL, together with the corresponding fines and interest, which may affect the consolidated financial statements. The Company operates in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.